STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY - Common stock subject to possible redemption reflected on the balance sheets (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2025	Nov. 30, 2025
Common stock subject to possible redemption reflected on the balance sheets
Common stock subject to possible redemption, beginning balance		$ 0
Gross proceeds	$ 300,000	300,000
Less: share issuance costs		(170)
Plus: adjust carrying value to redemption value		170
Common stock subject to possible redemption, ending balance		$ 300,000